Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2014
Registrant Name	CITIZENSSELECT FUNDS
Central Index Key	0001167368
Amendment Flag	false
Document Creation Date	Aug. 29, 2014
Document Effective Date	Aug. 29, 2014
Prospectus Date	Sep. 01, 2014
Class C Prospectus | CitizensSelect Treasury Money Market Fund | Class C
Risk/Return:
Trading Symbol	CECXX